Annual Fund Operating Expenses	Dec. 31, 2025
Column Small Cap Select Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Column Small Cap Select Fund | Column Small Cap Select Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Component1 Other Expenses	0.13%
Component2 Other Expenses	0.06%	[1]
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Column Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Column Small Cap Fund | Column Small Cap Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Component1 Other Expenses	0.17%
Component2 Other Expenses	0.06%	[3]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.37%)	[4]
Net Expenses (as a percentage of Assets)	0.63%
Column Mid Cap Select Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Column Mid Cap Select Fund | Column Mid Cap Select Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.06%	[5]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.30%)	[6]
Net Expenses (as a percentage of Assets)	0.52%
Column Mid Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Column Mid Cap Fund | Column Mid Cap Fund Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Component1 Other Expenses	0.09%
Component2 Other Expenses	0.06%	[7]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.36%)	[8]
Net Expenses (as a percentage of Assets)	0.49%

[1]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[2]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2026, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.
[3]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[4]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2026, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.
[5]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[6]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2026, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.
[7]	The Trust’s Board of Trustees (the “Board of Trustees”) has authorized a shareholder servicing plan fee in the amount of 0.10% of the Fund’s average daily net assets. Currently, the shareholder servicing plan fee being charged is 0.06% of the Fund’s average daily net assets; however, the fee may be increased to 0.10% of the Fund’s average daily net assets at any time.
[8]	Mason Street Advisors, LLC (the “Adviser”), the Fund’s investment adviser, has contractually agreed, through at least December 31, 2026, to waive its management fees to the extent such management fees exceed the management fees that the Adviser is required to pay to the Fund’s designated sub-advisers for management of allocated portions of the Fund. The Adviser may not recoup these waivers in future periods. The current fee waiver agreement can be terminated only by, or with the consent of, the Board of Trustees, or by the Adviser, upon 90 days’ written notice to the Board, at the end of the current term of the agreement.